Financial risk management objectives and policies (Tables)	12 Months Ended
Mar. 28, 2021
Financial Instruments [Abstract]
Schedule of Contractual Undiscounted Future Cash Flow Requirements
The following table summarizes the amount of contractual undiscounted future cash flow requirements as at March 28, 2021:

	2022	2023	2024	2025	2026	Thereafter	Total
	$	$	$	$	$	$	$
Accounts payable and accrued liabilities	177.8	—	—	—	—	—	177.8
Term loan	3.8	3.8	3.8	3.8	3.8	358.3	377.3
Interest commitments relating to borrowings(1)	18.9	18.9	18.9	18.9	18.9	28.3	122.8
Foreign exchange forward contracts	2.9	—	—	—	14.4	—	17.3
Lease obligations	57.1	53.6	46.9	44.5	33.9	69.3	305.3
Pension obligation	—	—	—	—	—	2.1	2.1
Total contractual obligations	260.5	76.3	69.6	67.2	71.0	458.0	1,002.6
(1)    Interest commitments are calculated based on the term loan balance at the interest rate of 5.00% as at March 28, 2021.

Schedule of Aging of Trade Receivables
The aging of trade receivables was as follows:

			Past due
	Total	Current	< 30 days	31-60 days	> 61 days
	$	$	$	$	$
Trade accounts receivable	21.9	9.0	5.4	1.4	6.1
Credit card receivables	2.1	2.1	—	—	—
Government grant receivable	4.4	4.4	—	—	—
Other receivables	14.3	14.3	—	—	—
March 28, 2021	42.7	29.8	5.4	1.4	6.1

Trade accounts receivable	26.9	15.9	5.0	2.5	3.5
Credit card receivables	2.1	2.1	—	—	—
Other receivables	5.1	5.1	—	—	—
March 29, 2020	34.1	23.1	5.0	2.5	3.5

Schedule of Unrealized Losses in Fair Value of Derivatives in Other Comprehensive Income
The Company recognized the following unrealized losses in the fair value of derivatives designated as cash flow hedges in other comprehensive income:

Year ended
	March 28, 2021		March 29, 2020		March 31, 2019
	Net loss	Tax expense	Net loss	Tax recovery	Net loss	Tax recovery
	$	$	$	$	$	$
Forward foreign exchange contracts designated as cash flow hedges	(0.3)	(1.1)	(3.7)	1.1	(3.9)	0.8
The Company recognized the following unrealized losses and gains in the fair value of derivatives designed as hedging instruments in other comprehensive income:

	Year ended
	March 28, 2021		March 29, 2020		March 31, 2019
	Net (loss) gain	Tax recovery (expense)	Net gain (loss)	Tax expense	Net (loss) gain	Tax recovery (expense)
	$	$	$	$	$	$
Swaps designated as cash flow hedges	(0.9)	(0.5)	1.3	(0.2)	(0.7)	0.2
Euro-denominated cross-currency swap designated as a net investment hedge	0.2	0.1	(0.3)	(0.2)	3.5	(1.2)

Schedule of Gains (Losses) Reclassified from Other Comprehensive Income on Derivatives to the Consolidated Financial Statements
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as cash flow hedges to locations in the consolidated financial statements described below:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
Loss (gain) from other comprehensive income	$	$	$
Forward foreign exchange contracts designated as cash flow hedges
Revenue	3.3	(0.2)	6.5
SG&A expenses	(0.2)	1.0	(4.5)
Inventory	(0.9)	0.1	(1.0)
The Company reclassified the following losses and gains from other comprehensive income on derivatives designated as hedging instruments to SG&A expenses:

	Year ended
	March 28, 2021	March 29, 2020	March 31, 2019
Loss (gain) from other comprehensive income	$	$	$
Swaps designated as cash flow hedges	5.6	(5.3)	0.4

Schedule of Foreign Currency Forward Exchange Contracts
Foreign currency contracts outstanding as at March 28, 2021 related to operating cash flows were:

(in millions)	Aggregate Amounts		Currency
Forward contract to purchase Canadian dollars	US$	75.7	U.S. dollars
		€48.2	euros

Forward contract to sell Canadian dollars	US$	40.3	U.S. dollars
		€36.2	euros

Forward contract to purchase euros	CNY	259.6	Chinese yuan
		£19.7	British pounds sterling
	HKD	43.3	Hong Kong dollars
	SEK	0.1	Swedish kronor

Forward contract to sell euros	CHF	0.6	Swiss francs
	CNY	2.3	Chinese yuan
		£2.0	British pounds sterling